Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 36
Provisions made during the year	9
Provisions reversed during the year	(7)
Provisions used during the year	(19)
Acquisition of businesses	1
Ending balance	20
Property [member]
Disclosure of other provisions [line items]
Beginning balance	15
Provisions made during the year	0
Provisions reversed during the year	(5)
Provisions used during the year	0
Acquisition of businesses	0
Ending balance	10
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	21
Provisions made during the year	9
Provisions reversed during the year	(2)
Provisions used during the year	(19)
Acquisition of businesses	1
Ending balance	£ 10